INVESTMENT IN AN AFFILIATED COMPANY (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Transactions Of Affiliates Investment [Table Text Block]	Operation transactions with Mailvision were as follows:
	Year ended December 31,
	2012	2013	2014

Amounts charged - cost of revenues	$1,414	$432	-